Government Grants - Summary of Details of Government Grants (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026		Dec. 31, 2025
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 4,544	[1]	€ 5,646
Current liability	€ 365	[1]	453
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 325		394
Current liability	€ 26		31
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 204		239
Current liability	€ 16		19
Alt impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 243		289
Current liability	€ 19		23
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 26		34
Current liability	€ 2		3
Accio creaci lloc treballs [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 92		96
Current liability	€ 7		8
Hermes Estudios [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 70		242
Current liability	€ 6		19
Hermes Desarrollo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 411		696
Current liability	€ 33		57
Hermes Formacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability			40
Current liability			3
Top Gun [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 18		21
Current liability	€ 1		2
Torres Quevedo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia Estatal de Investigación
Non-current liability	€ 52		60
Current liability	€ 4		5
ILIOS PERTE VEC 2 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 2,410		2,599
Current liability	€ 193		208
GRID FORMING LOAD [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	European Climate, Infrastructure and Environment Executive Agency (CINEA)
Non-current liability	€ 254		296
Current liability	€ 20		24
REDWDS USA [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	California Energy Commission
Non-current liability	€ 280		474
Current liability	€ 22		38
Camara De Comercio [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Cámara de Comercio
Non-current liability	€ 90		94
Current liability	€ 7		8
Installer Program [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 14		15
Current liability	€ 1
Reborn [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia de residuos de Cataluña
Non-current liability	€ 55		57
Current liability	€ 8		€ 5

[1]	Unaudited